Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) £ in Millions	Jun. 30, 2020 GBP (£) € / £	Jul. 01, 2019 GBP (£)	Jun. 30, 2019 GBP (£) € / £
Disclosure of associates [line items]
Non-current assets	£ 21,837		£ 21,923
Current assets	11,471		9,373
Total assets	33,308	£ 31,531	31,296
Non-current liabilities	(18,372)		(14,137)
Current liabilities	(6,496)		(7,003)
Total liabilities	(24,868)	£ (21,375)	(21,140)
Net assets	8,440		10,156
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	5,310		4,413
Current assets	8,352		7,564
Total assets	13,662		11,977
Non-current liabilities	(1,480)		(1,008)
Current liabilities	(2,197)		(2,029)
Total liabilities	(3,677)		(3,037)
Net assets	£ 9,985		£ 8,940
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / £	1.09		1.12